Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
CLEARWATER INVESTMENT TRUST
CLEARWATER CORE EQUITY FUND
SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”)
DATED APRIL 29, 2022, AS SUPPLEMENTED
The date of this Supplement is March 6, 2023.
The Board of Trustees has approved the termination of O’Shaughnessy Asset Management, LLC (“OSAM”) as a subadviser to the Clearwater Core Equity Fund (the “Core Equity Fund”) effective March 3, 2023.
Accordingly, the following changes are being made to the Prospectus.
1.	Effective immediately, all references to OSAM in the Prospectus are hereby deleted in their entirety.

Clearwater Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
CLEARWATER INVESTMENT TRUST
CLEARWATER CORE EQUITY FUND
SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”)
DATED APRIL 29, 2022, AS SUPPLEMENTED
The date of this Supplement is March 6, 2023.
The Board of Trustees has approved the termination of O’Shaughnessy Asset Management, LLC (“OSAM”) as a subadviser to the Clearwater Core Equity Fund (the “Core Equity Fund”) effective March 3, 2023.
Accordingly, the following changes are being made to the Prospectus.
1.	Effective immediately, all references to OSAM in the Prospectus are hereby deleted in their entirety.